Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023
Segment Reporting Information [Line Items]
Revenue from external customers		$ 418,931	$ 385,423		$ 1,258,268		$ 1,157,977
Interest revenue		8,172	10,987		26,497		28,620
Intersegment Revenue	[1]	0	0		0		0
Total Revenue		427,103	396,410		1,284,765		1,186,597
Adjusted EBITDA		117,787	116,076		348,709		336,922
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		235,534	213,106		711,770		642,001
Interest revenue		639	449		1,939		1,214
Intersegment Revenue	[1]	4,969	3,292		13,809		7,851
Total Revenue		241,142	216,847		727,518		651,066
Adjusted EBITDA		52,646	57,467		158,335		165,572
Digital Wallet
Segment Reporting Information [Line Items]
Revenue from external customers		183,397	172,317		546,498		515,976
Interest revenue		7,533	10,538		24,558		27,406
Intersegment Revenue	[1]	0	0		4		0
Total Revenue		190,930	182,855		571,060		543,382
Adjusted EBITDA		84,119	79,930		249,806		236,350
Corporate Segment
Segment Reporting Information [Line Items]
Revenue from external customers	[2]	0	0		0		0
Interest revenue	[2]	0	0		0		0
Intersegment Revenue	[1]	0	0	[2]	0	[2]	0	[2]
Total Revenue	[2]	0	0		0		0
Adjusted EBITDA	[2]	(18,978)	(21,321)		(59,432)		(65,000)
Intersegment
Segment Reporting Information [Line Items]
Revenue from external customers		0	0		0		0
Interest revenue		0	0		0		0
Intersegment Revenue	[1]	(4,969)	(3,292)		(13,813)		(7,851)
Total Revenue		(4,969)	(3,292)		(13,813)		(7,851)
Adjusted EBITDA			$ 0		$ 0		$ 0

[1]	Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.
[2]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.